Significant events in the current year	6 Months Ended
Jun. 30, 2021
Significant events in the current year
Significant events in the current period

3. Significant events in the current period

The financial position, cash flows and performance of the Company were particularly affected by the following events and transactions during the three-month period ended June 30, 2021:

●	In April 2021, the Company approved a share buyback program for its common shares, limited to a maximum of 270,000,000 common shares and their respective ADRs. Until June 30, 2021, the Company acquired 93,088,200 shares, in the total amount of US$ 2,004 (note 25).
●	In June 2021, the Company approved and paid dividends to its shareholders in the amount of US$2,200 (note 25).
●	In June 2021, the Company paid US$2,517 in relation to the Project Finance and concluded all precedent conditions to acquire the interests held by Mitsui & Co., Ltd (“Mitsui”) in both Moatize coal mine and Nacala Logistics Corridor (“NLC”). Following the conclusion of the transaction, the Company has started consolidating NLC on its balance sheet and recognized a loss in the amount of US$771 as “Impairment and disposals of non-current assets” (note 12).
●	In June 2021, Fundação Renova reviewed the expected cash outflows to comply with the mitigation and compensation programs, which resulted in an addition of US$560 to the provision. This amount was recognized in the income statement as “Equity results and other results in associates and joint ventures” for the three-month period ended June 30, 2021 (note 21).
●	In June 2021, production and maintenance employees of Sudbury, Canada, represented by United Steelworkers (“USW”) voted to reject the Company’s offer of a new five-year collective bargaining agreement. As a result, the Company stopped its operation at that location and recognized a loss in the amount of US$59 as “Pre-operating and operational stoppage”. However, if the strike continues for an extended period of time, the results of that operations may be materially impacted. The Company will continue discussions with USW to reach an agreement as soon as possible in order to resume its operation.